CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (196,557)	$ (28,498)	¥ (108,820)	¥ (296,140)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation and amortization	5,564	807	12,356	15,225
Share-based compensation expenses	4,534	657	3,793	11,898
Provision/(reversal) for doubtful accounts and credit losses	35,342	5,124	(7,276)	50,965
Impairment loss on long-term investment	86,600	12,556		15,908
Impairment loss of goodwill and intangible assets			3,096	69,358
Loss from disposal of subsidiaries	2,176	315	5,498
Loss from disposal of property, equipment and software	362	52
Loss from equity-method investments	0		0	11,523
Recovery from long-term investments	(2,020)	(293)
Accretion of debt instrument				18,947
Deferred income tax	977	142	1,845	46,915
Change in the fair value of contingent consideration payable from acquisition of Infrarisk				985
Changes in operating assets and liabilities:
Short-term and long-term financing receivables	(3,330)	(483)	(2,415)	108
Short-term and long-term financial guarantee assets	6,822	989	6,523	83,806
Accounts receivable	15,452	2,240	10,473	17,162
Amounts due from related parties, net	2,795	405	3,486	(8,076)
Prepayments and other current assets	19,423	2,816	4,636	12,299
Short-term and long-term funding debts				(22,210)
Accounts payable	1,949	283	11,281	(47,362)
Amounts due to related parties	4,226	613	18,989	261,229
Tax payable	7,564	1,097	3,859	(12,755)
Financial guarantee liabilities	(6,822)	(989)	(6,523)	(81,673)
Accrued expenses and other liabilities	4,425	642	7,017	(91,149)
Net cash provided by/(used in) operating activities	(10,518)	(1,525)	(32,182)	56,963
Cash flows from investing activities:
Purchase of property, equipment and software	(36)	(5)	(177)	(97,801)
Proceeds from disposal of property, equipment and software			1,964	924
Purchase of short-term investment	(1,001)	(145)
Financing receivables facilitated	(156,477)	(22,687)	(326,637)	(360,984)
Collection of principal on financing receivables	141,780	20,556	306,835	691,655
Net cash advances to Jimu Group	286	41	232	293
Loans provided to Jimu Group	0	0	0	(40,000)
Collection of loan from Jimu Group				40,000
Cash acquired due to acquisition of Qilehui				26
Purchase of long-term investments				(41,494)
Prepayment of intent acquisition (Note 7)			(100,000)
Cash return for prepayment of intent acquisition	100,000	14,499
Net cash (outflow)/inflow from disposal of subsidiaries	118	17	(1,681)
Proceeds from long-term investment transaction	2,020	293
Net cash provided by/(used in) investing activities	86,690	12,569	(119,464)	192,619
Cash flows from financing activities:
Proceeds from short-term and long-term borrowings				50,000
Repayment of short-term and long-term borrowings			(130,000)	(320,000)
Loan received from third parties	229,138	33,222
Proceeds from related parties as funding debts			472
Principal repayments on funding debts	(30)	(4)	(2,811)	(296,659)
Proceeds from issuance of convertible loans	19,000	2,755		400,000
Repayment of convertible loans	(306,000)	(44,366)		(100,000)
Proceeds from exercise of options			1	20
Proceeds from capital injection by non-controlling shareholders			4
Repayment of notes payable				(20,000)
Net cash used in financing activities	(57,892)	(8,393)	(132,334)	(286,639)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	13,144	1,905	(13,578)	(21,503)
Net (decrease)/increase in cash, cash equivalents and restricted cash	31,424	4,556	(297,558)	(58,560)
Cash, cash equivalents and restricted cash at beginning of the year	224,786	32,591	522,344	580,904
Cash and cash equivalents at beginning of the year	217,901	31,593	377,160	102,755
Restricted cash at beginning of the year	1,468	213	137,220	382,695
Non-current restricted time deposits at beginning of the year	5,417	785	7,964	95,454
Cash, cash equivalents and restricted cash at end of the year	256,210	37,147	224,786	522,344
Cash and cash equivalents at end of the year	249,728	36,207	217,901	377,160
Restricted cash at end of the year	1,482	215	1,468	137,220
Non-current restricted time deposits at end of the year	5,000	725	5,417	7,964
Supplemental disclosure of cash flow information:
Cash paid for interest and funding cost	14,584	2,114	36,654	49,473
Cash paid for income tax expense	¥ 1,445	$ 210	¥ 1,097	¥ 6,455